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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -----------------------------
Check here if Amendment [_]; Amendment Number:
                                                -----------------------------

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advantage, LLC
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Address:  10225 Yellow Circle Drive
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          Minnetonka, MN 55343
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Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Graham van der Leeuw
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Title:  Chief Operating Officer, Chief Compliance Officer
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        and General Counsel
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Phone:  (952) 942-3206
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Signature, Place, and Date of Signing:

 /s/ Graham van der Leeuw    Minnetonka, Minnesota        August 12, 2011
-------------------------- -------------------------- -------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:       0
                                          ------------------------------------
 Form 13F Information Table Entry Total:  48
                                          ------------------------------------
 Form 13F Information Table Value Total:  $433,773
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                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                   FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
             --------                 --------     --------  --------      --------       --------  --------       --------
                                                              VALUE   SHARES OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
           --------------          --------------   -----    -------  --------- --- ---- ---------- -------   ----  ------  ----
 1  CURRENCYSHARES SWEDISH KRONA  SWEDISH KRONA    23129R108   7731     49084   SH           X        NONE    24669   0     24415
 2  CURRENCYSHARES AUSTRALIAN DL  AUSTRALIAN DOL   23129U101   7935     73729   SH           X        NONE    37151   0     36578
 3  CURRENCYSHARES CDN DLR TR     CDN DOLLAR SHS   23129X105   7862     76246   SH           X        NONE    38257   0     37989
 4  CURRENCYSHARES SWISS FRANC T  SWISS FRANC SH   23129V109   8170     69404   SH           X        NONE    34799   0     34605
 5  ISHARES GOLD TRUST            ISHARES          464285105   5543    378588   SH           X        NONE   253782   0    124806
 6  ISHARES INC                   MSCI CDA INDEX   464286509  17237    544274   SH           X        NONE   200157   0    344117
 7  ISHARES INC                   MSCI PAC J IDX   464286665  17891    375790   SH           X        NONE   138467   0    237323
 8  ISHARES TR                    BARCLYS MBS BD   464288588   8849     82928   SH           X        NONE    27346   0     55582
 9  ISHARES TR                    COHN&ST RLTY     464287564  17850    246177   SH           X        NONE   112590   0    133587
 10 ISHARES TR                    CONS SRVC IDX    464287580  12314    168799   SH           X        NONE    60192   0    108607
 11 ISHARES TR                    DJ US ENERGY     464287796  12408    288157   SH           X        NONE   102609   0    185548
 12 ISHARES TR                    DJ US HEALTHCR   464287762  12447    168710   SH           X        NONE    59816   0    108894
 13 ISHARES TR                    DJ US TELECOMM   464287713  12211    490418   SH           X        NONE   173745   0    316673
 14 ISHARES TR                    IBOXX INV CPBD   464287242   8523     77391   SH           X        NONE    25342   0     52049
 15 ISHARES TR                    S&P 500 INDEX    464287200    488      3684   SH           X        NONE       18   0      3666
 16 ISHARES TR                    S&P EURO PLUS    464287861  18220    432986   SH           X        NONE   159509   0    273477
 17 ISHARES TR                    S&P MIDCP VALU   464287705    395      4708   SH           X        NONE     3878   0       830
 18 ISHARES TR                    S&P MC 400 GRW   464287606  64719    583316   SH           X        NONE   205709   0    377607
 19 ISHARES TR                    S&P MIDCAP 400   464287507   5543     56740   SH           X        NONE    38529   0     18211
 20 ISHARES TR                    S&P SMLCAP 600   464287804   5563     75869   SH           X        NONE    51607   0     24262
 21 ISHARES TR                    S&P SMLCP GROW   464287887    408      5070   SH           X        NONE     4183   0       887
 22 ISHARES TR                    S&P SMLCP VALU   464287879    399      5379   SH           X        NONE     4431   0       948
 23 ISHARES TR                    S&P500 GRW       464287309    401      5775   SH           X        NONE     4757   0      1018
 24 ISHARES TR                    US PFD STK IDX   464288687   5554    140030   SH           X        NONE    95305   0     44725
 25 ISHARES TR                    BARCLYS TIPS BD  464287176  14462    130713   SH           X        NONE    60631   0     70082
 26 ISHARES TR                    RESIDENT PLS CAP 464288562   5565    129546   SH           X        NONE    88166   0     41380
 27 ISHARES TR                    HIGH YLD CORP    464288513   5684     62245   SH           X        NONE    42360   0     19885
 28 PIMCO ETF TR                  1-5 US TIP IDX   72201R205   8608    159501   SH           X        NONE    10091   0    149410
 29 POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT     73935S105   7491    258652   SH           X        NONE   129822   0    128830
 30 POWERSHRS GLOBAL ETF TRUST    AGG PFD PORT     73936T565   2291    159772   SH           X        NONE    10544   0    149228
 31 POWERSHARES GLOBAL ETF TRUST  ASIA PAC EX-JP   73936T854   7814    133107   SH           X        NONE     8087   0    125020
 32 POWERSHS DB MULTI SECT COMM   DB AGRICULT FD   73936B408   7564    238308   SH           X        NONE   120483   0    117825
 33 POWERSHS DB MULTI SECT COMM   DB GOLD FUND     73936B606   2235     42543   SH           X        NONE     2814   0     39729
 34 POWERSHS DB MULTI SECT COMM   DB PREC MTLS     73936B200   7471    135952   SH           X        NONE    67564   0     68388
 35 POWERSHARES GLOBAL ETF TRUST  FDM HG YLD RAFI  73936T557   2228    120390   SH           X        NONE     7900   0    112490
 36 VANGUARD WORLD FDS            CONSUM STP ETF   92204A207   5602     69441   SH           X        NONE     4119   0     65322
 37 VANGUARD ENERGY FDS           ENERGY ETF       92204A306   5727     51308   SH           X        NONE     2984   0     48324
 38 VANGUARD INTL EQUITY INDEX F  MSCI EUROPE ETF  922042874   7832    144830   SH           X        NONE     8840   0    135990
 39 VANGUARD BD INDEX FD INC      INTERMED TERM    921937819   6447     75507   SH           X        NONE     4633   0     70874
 40 VANGUARD SCOTTSDALE FDS       INT-TERM CORP    92206C870   8676    108172   SH           X        NONE    35502   0     72670
 41 VANGUARD INDEX FDS            LARGE CAP ETF    922908637    351      5788   SH           X        NONE        4   0      5784
 42 VANGUARD WORLD FDS            MATERIALS ETF    92204A801   5444     62620   SH           X        NONE     3859   0     58761
 43 VANGUARD INDEX FDS            MCAP GR IDXVIP   922908538  31068    452714   SH           X        NONE    27025   0    425689
 44 VANGUARD INTL EQUITY INDEX F  MSCI PAC ETF     922042866   7720    135180   SH           X        NONE     8314   0    126866
 45 VANGUARD INDEX FDS            REIT ETF         922908553   9988    165306   SH           X        NONE    10616   0    154690
 46 VANGUARD INDEX FDS            SML CP GRW ETF   922908595   2630     30617   SH           X        NONE     1831   0     28786
 47 VANGUARD BD INDEX FD INC      TOTAL BND MRKT   921937835   6377     77275   SH           X        NONE     4838   0     72437
 48 VANGUARD WORLD FDS            HEALTH CAR ETF   92204A504   5837     90140   SH           X        NONE     5295   0     84845

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